Long-Lived Assets	3 Months Ended	12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Long-Lived Assets

(3) Long-Lived Assets:

Long-lived assets are reviewed for impairment upon the occurrence of events or changes in circumstances that would indicate that the carrying value of the assets may not be recoverable. In order to determine if an asset has been impaired, assets are grouped and tested at the lowest level for which identifiable, independent cash flows are available. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include, among others: a significant decline in expected future cash flows; a sustained, significant decline in equity price and market capitalization; a significant adverse change in legal factors or in the business climate; unanticipated competition; and slower growth rates. Any adverse change in these factors could have a significant impact on the recoverability of these assets and could have a material impact on the Partnership’s consolidated financial statements.

Non-operating assets are evaluated for impairment based on changes in market conditions. When changes in market conditions are observed, impairment is estimated using a market-based approach. If the estimated fair value of the non-operating assets is less than their carrying value, an impairment charge is recorded for the difference.

During the third quarter of 2016, the Partnership ceased operations of one of its separately gated outdoor water parks, Wildwater Kingdom, located near Cleveland in Aurora, Ohio. At the date that Wildwater Kingdom ceased operations, the only remaining long-lived asset was the approximate 670 acres of land owned by the Partnership. This land had an associated carrying value of $17.1 million. The Partnership assessed the remaining asset and concluded there was no impairment during the third quarter of 2016. In the fourth quarter of 2017, the Partnership recorded a $7.6 million impairment charge based on information from ongoing marketing activities. The amount was recorded in “Loss on impairment / retirement of fixed assets, net” in the consolidated statement of operations and comprehensive income. The remaining Wildwater Kingdom acreage, reduced by acreage sold, is classified as assets held-for-sale within “Other Assets” in the unaudited condensed consolidated balance sheet ($9.0 million as of March 25, 2018, $9.0 million as of December 31, 2017 and $17.0 million as of March 26, 2017).

(3) Long-Lived Assets:

Long-lived assets are reviewed for impairment upon the occurrence of events or changes in circumstances that would indicate that the carrying value of the assets may not be recoverable. In order to determine if an asset has been impaired, assets are grouped and tested at the lowest level for which identifiable, independent cash flows are available. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include, among others: a significant decline in expected future cash flows; a sustained, significant decline in equity price and market capitalization; a significant adverse change in legal factors or in the business climate; unanticipated competition; and slower growth rates. Any adverse change in these factors could have a significant impact on the recoverability of these assets and could have a material impact on the Partnership’s consolidated financial statements.

The long-lived asset impairment test involves a two-step process. The first step is a comparison of each asset group’s carrying value to its estimated undiscounted future cash flows expected to result from the use of the assets, including disposition. Projected future cash flows reflect management’s best estimates of economic and market conditions over the projected period, including growth rates in revenues and costs, estimates of future expected changes in operating margins and cash expenditures. Other significant estimates and assumptions include terminal value growth rates. If the carrying value of the asset group is higher than its undiscounted future cash flows, there is an indication that impairment exists and the second step must be performed to measure the amount of impairment loss. The amount of impairment is determined by comparing the fair value of the asset group to its carrying value in a manner consistent with the highest and best use of those assets. The Partnership estimates fair value of operating assets using an income (discounted cash flows) approach, which uses an asset group’s projection of estimated operating results and cash flows that is discounted using a weighted-average cost of capital reflective of current market conditions. If the fair value of the assets is less than their carrying value, an impairment charge is recorded for the difference.

Non-operating assets are evaluated for impairment based on changes in market conditions. When changes in market conditions are observed, impairment is estimated using a market-based approach. If the estimated fair value of the non-operating assets is less than their carrying value, an impairment charge is recorded for the difference.

At the end of the fourth quarter of 2015, the Partnership decided to permanently remove from service a long-lived asset at Cedar Point. Accordingly, the Partnership recognized and recorded an $8.6 million charge for impairment equal to the remaining net book value of this long-lived asset. The amount was recorded in “Loss on impairment / retirement of fixed assets, net” in the consolidated statement of operations and comprehensive income.

During the third quarter of 2016, the Partnership ceased operations of one of its separately gated outdoor water parks, Wildwater Kingdom, located near Cleveland in Aurora, Ohio. At the date that Wildwater Kingdom ceased operations, the only remaining long-lived asset was the approximate 670 acres of land owned by the Partnership. This land had an associated carrying value of $17.1 million . The Partnership assessed the remaining asset and concluded there was no impairment during the third quarter of 2016. In the fourth quarter of 2017, the Partnership recorded a $7.6 million impairment charge based on recent information from ongoing marketing activities. The amount was recorded in “Loss on impairment / retirement of fixed assets, net” in the consolidated statement of operations and comprehensive income. The remaining Wildwater Kingdom acreage, reduced by acreage sold, is classified as assets held-for-sale within “Other Assets” in the consolidated balance sheet ( $9.0 million as of December 31, 2017 and $17.0 million as of December 31, 2016).